Property, Equipment, Intangible Assets And Leases - Additional Information (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about property, plant and equipment [abstract]
Average pre-tax discount rate applied to cash flow projections	1322.00%
Rent expense from short-term leases and low-value assets	R$ 1,746
Rent expense on lease liabilities	R$ 9,225